Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contract or Notional Amounts of Unfunded Commitments to Extend Credit

The contract or notional amounts of unfunded commitments to extend credit at December 31, 2014, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate	$24,161	$89,108	$113,269
Corporate and purchasing cards(a)	21,301	–	21,301
Residential mortgages	70	14	84
Retail credit cards(a)	78,578	190	78,768
Other retail	12,217	19,276	31,493
Covered	–	667	667
Federal funds	5,258	–	5,258

(a)	Primarily cancelable at the Company’s discretion.

Future Minimum Payments Under Capital Leases and Noncancelable Operating Leases

Future minimum payments, net of sublease rentals, under capitalized leases and noncancelable operating leases with initial or remaining terms of one year or more, consisted of the following at December 31, 2014:

(Dollars in Millions)	Capitalized Leases	Operating Leases
2015	$13	$265
2016	12	238
2017	10	206
2018	10	166
2019	8	134
Thereafter	34	503

Total minimum lease payments	87	$1,512
Less amount representing interest	31

Present value of net minimum lease payments	$56

Summary of Other Guarantees and Contingent Liabilities

The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2014:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$–	$58	$14,838
Third party borrowing arrangements	–	–	10
Securities lending indemnifications	4,649	–	4,514
Asset sales	–	145	4,271
Merchant processing	522	58	89,652
Contingent consideration arrangements	–	2	2
Tender option bond program guarantee	2,870	–	2,719
Minimum revenue guarantees	–	6	6
Other	–	–	502

Contract or Notional Amount of Letters of Credit

The contract or notional amount of letters of credit at December 31, 2014, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$6,757	$8,081	$14,838
Commercial	354	53	407

Representation and Warranty Reserve Rollforward

The following table is a rollforward of the Company’s representation and warranty reserve:

Year Ended December 31 (Dollars in Millions)	2014	2013	2012
Balance at beginning of period	$83	$240	$160
Net realized losses	(28)	(115)	(120)
Change in reserve	(9)	(42)	200

Balance at end of period	$46	$83	$240